Employee Benefits - (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Deferred Compensation Arrangement with Individual, Requisite Service Period	P3Y
Defined Contribution Plan, Cost Recognized	$ 1,100,000	$ 900,000	$ 1,000,000
Defined Benefit Plan, for salaries up to the Social Security Wage Base [Member] [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Retirement Plan Employer Contribution Percernt	13.20%
Maximum gross salary base applicable to contribution percentage [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Contributions by Employer	$ 255,000	$ 250,000	$ 245,000
Defined Benefit Plan, additional contribution for salaries above the Social Security Wage Base [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Retirement Plan Employer Contribution Percernt	5.70%